INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in venture capital associates (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Fair value adjustments	₽ (54)	₽ 2,101	₽ (5,499)
Total investments in associates measured at fair value through profit or loss
Disclosure of associates [line items]
Investment	305
Investments in associates	₽ 305